Provisions	12 Months Ended
Dec. 31, 2024
Provisions [abstract]
Provisions
23.	PROVISIONS

(1)	Details of provisions are as follows (Unit: Korean Won in millions):

	December 31, 2023	December 31, 2024
Asset retirement obligation	95,179	97,772
Provisions for guarantees (*1)	80,703	71,470
Provisions for unused loan commitments	135,335	137,562
Other provisions (*2)	494,814	304,624

Total	806,031	611,428

(*1)	Provisions for guarantees includes provision for financial guarantee of 50,125 million Won and 48,785 million Won as of December 31, 2023 and 2024, respectively.

(*2)	Other provisions consist of provision for litigation, loss compensation and others.

(2)	Changes in provisions for guarantees and unused loan commitments are as follows (Unit: Korean Won in millions):

1)	Provisions for guarantees

	For the year ended December 31, 2022
	Stage1	Stage2	Stage3	Total
Beginning balance	52,830	15,269	6,767	74,866
Transfer to 12-month expected credit loss	1,206	(1,206)	—	—
Transfer to expected credit loss for the entire period	(119)	119	—	—
Transfer to credit-impaired financial assets	(3)	(338)	341	—
Provisions used	—	—	—	—
Net provision (reversal) of unused amount	(3,449)	10,483	577	7,611
Others (*)	(5,969)	—	—	(5,969)

Ending balance	44,496	24,327	7,685	76,508

(*)	Recognized as a result of new financial guarantee contract valued at initial fair value.

	For the year ended December 31, 2023
	Stage1	Stage2	Stage3	Total
Beginning balance	44,496	24,327	7,685	76,508
Transfer to 12-month expected credit loss	20,503	(20,503)	—	—
Transfer to expected credit loss for the entire period	(453)	453	—	—
Transfer to credit-impaired financial assets	(4)	(3)	7	—
Provisions used	—	—	—	—
Net provision (reversal) of unused amount	5,492	(1,470)	(467)	3,555
Others (*)	644	(4)	—	640

Ending balance	70,678	2,800	7,225	80,703

(*)	Recognized as a result of new financial guarantee contract valued at initial fair value.

	For the year ended December 31, 2024
	Stage1	Stage2	Stage3	Total
Beginning balance	70,678	2,800	7,225	80,703
Transfer to 12-month expected credit loss	317	(317)	—	—
Transfer to expected credit loss for the entire period	(230)	230	—	—
Transfer to credit-impaired financial assets	(100)	(90)	190	—
Net provision (reversal) of unused amount	(9,352)	(108)	4,211	(5,249)
Others (*)	(4,004)	19	1	(3,984)

Ending balance	57,309	2,534	11,627	71,470

(*)	Recognized as a result of changes in financial guarantee liabilities.

2)	Provisions for unused loan commitment

	For the year ended December 31, 2022
	Stage1	Stage2	Stage3	Total
Beginning balance	67,440	44,536	320	112,296
Transfer to 12-month expected credit loss	14,349	(14,217)	(132)	—
Transfer to expected credit loss for the entire period	(2,619)	2,648	(29)	—
Transfer to credit-impaired financial assets	(197)	(306)	503	—
Net provision (reversal) of unused amount	(11,402)	5,527	(457)	(6,332)
Others	69	—	—	69

Ending balance	67,640	38,188	205	106,033

	For the year ended December 31, 2023
	Stage1	Stage2	Stage3	Total
Beginning balance	67,640	38,188	205	106,033
Transfer to 12-month expected credit loss	19,492	(19,458)	(34)	—
Transfer to expected credit loss for the entire period	(3,631)	3,670	(39)	—
Transfer to credit-impaired financial assets	(183)	(263)	446	—
Net provision (reversal) of unused amount	25,438	4,191	(346)	29,283
Others	19	—	—	19

Ending balance	108,775	26,328	232	135,335

	For the year ended December 31, 2024
	Stage1	Stage2	Stage3	Total
Beginning balance	108,775	26,328	232	135,335
Transfer to 12-month expected credit loss	9,966	(9,945)	(21)	—
Transfer to expected credit loss for the entire period	(3,485)	3,491	(6)	—
Transfer to credit-impaired financial assets	(277)	(321)	598	—
Net provision (reversal) of unused amount	(7,731)	5,209	3,412	890
Others	970	134	233	1,337

Ending balance	108,218	24,896	4,448	137,562

(3)	Changes in asset retirement obligation for the years ended December 31, 2022, 2023 and 2024 are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2022	2023	2024
Beginning balance	80,777	82,717	95,179
Provisions provided	4,082	6,979	5,790
Provisions used	(7,400)	(1,542)	(5,467)
Reversal of provisions unused	(21)	(1,202)	(957)
Changes due to business combinations	—	—	218
Unwinding of discount	909	2,412	1,551
Increase (decrease) of restoration expense, etc.	4,370	5,815	1,458

Ending balance	82,717	95,179	97,772

The amount of the asset retirement obligation is the present value of the best estimate of future expected expenditure to settle the obligation – arising from leased premises as of December 31, 2024, discounted by appropriate discount rate. The restoration cost is expected to occur by the end of each premise’s lease period, and the Group has used average lease period of each category of leases terminated during the past years in order to rationally estimate the lease period. In addition, the Group used average amount of actual recovery cost for the past 3 years and the inflation rate for last year in order to estimate future recovery cost.

(4)	Changes in other provisions for the years ended December 31, 2022, 2023 and 2024 are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2022	2023	2024
Beginning balance	308,195	280,607	494,814
Provisions provided	36,284	265,574	31,028
Provisions used	(8,540)	(30,974)	(186,343)
Reversal of provisions unused (*)	(54,893)	(18,579)	(9,069)
Foreign currencies translation adjustments	(621)	(1,844)	209
Transfer	—	—	(21,343)
Others	182	30	(4,672)

Ending balance	280,607	494,814	304,624

(*)
The Group provided Korean Won settlement services for trading transaction settlement between Korea and Iran, investigated by U.S. prosecutors (federal prosecutors, New York state prosecutors) and New York State Department of Financial Services for violations of U.S. sanctions against Iran, Sudan, Syria and Cuba. In this regard, the Office of Foreign Assets Control concluded its investigation in December 2020 urging the bank’s attention without taking any additional sanctions, and New York State Department of Financial Services concluded its investigation in February 2022 without taking any additional sanctions. Meanwhile, in June 2022, the Group reversed the provision related to the investigation of the U.S. Prosecutors, which have not been completed yet, in consideration of the opinion of an independent legal expert that the probability of sanctions by the U.S. Prosecutors in this case is low.

(5)	Others

1)
The Group recognized the estimated amount of compensation related to incomplete sales of Derivative Linked Fund (DLF) in 2019 and provisions for fines expected to be imposed by the Financial Services Commission as the best estimate of expenditure required to fulfill its current obligations at the end of the period.

2)
The Group recognized provisions for estimated compensation amounts related to the prepayment arising from the delay in the redemption of funds before the prior fiscal year and the dispute settlement as the best estimate of the expenditure amounting to 246,422 million won. In addition, The Group recognized provision amounting to 781 million won for estimated compensation of expected customer loss related to equity-linked securities during the current period.